12. Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 138,492	$ 131,991
Actual, ratio	16.06%	16.12%
For Capital Adequacy Purposes, amount	$ 79,758	$ 70,666
For Capital Adequacy Purposes, ratio	9.25%	8.63%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 136,299	$ 129,035
Actual, ratio	15.83%	15.78%
For Capital Adequacy Purposes, amount	$ 79,627	$ 70,578
For Capital Adequacy Purposes, ratio	9.25%	8.63%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 86,084	$ 81,782
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 132,126	$ 124,441
Actual, ratio	15.32%	15.20%
For Capital Adequacy Purposes, amount	$ 62,513	$ 54,289
For Capital Adequacy Purposes, ratio	7.25%	6.63%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 129,933	$ 121,485
Actual, ratio	15.09%	14.85%
For Capital Adequacy Purposes, amount	$ 62,411	$ 54,222
For Capital Adequacy Purposes, ratio	7.25%	6.63%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 68,867	$ 65,426
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	8.00%	8.00%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 132,126	$ 124,441
Actual, ratio	11.94%	11.19%
For Capital Adequacy Purposes, amount	$ 44,255	$ 44,488
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 129,933	$ 121,485
Actual, ratio	11.69%	10.88%
For Capital Adequacy Purposes, amount	$ 44,475	$ 44,677
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 55,594	$ 55,846
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	5.00%	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 112,126	$ 104,441
Actual, ratio	13.00%	12.75%
For Capital Adequacy Purposes, amount	$ 49,579	$ 42,007
For Capital Adequacy Purposes, ratio	5.75%	5.13%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 129,933	$ 121,485
Actual, ratio	15.09%	14.85%
For Capital Adequacy Purposes, amount	$ 49,498	$ 41,954
For Capital Adequacy Purposes, ratio	5.75%	5.13%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 55,954	$ 53,158
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	6.50%	6.50%